Income Taxes	9 Months Ended	12 Months Ended
	Dec. 31, 2013	Mar. 31, 2013
Income Taxes [Abstract]
Income Taxes
Note 4 -      Income Taxes

As of December 31, 2013, the Company has net operating loss carryforwards of approximately $104,000 to reduce future federal and state taxable income through 2033.

The Company currently has no federal or state tax examinations in progress nor has it had any federal or state examinations since its inception. All of the Company’s tax years are subject to federal and state tax examination.

The benefit from income taxes consists of the following:

	For The Nine Months Ended December 31, 2013	For The Nine Months Ended December 31, 2012	Cumulative From January 18, 2011 (Inception) to December 31, 2013
Current Expense:
Federal and State	$-	$-	$-
Deferred tax benefit:
Federal and State	9,000	9,000	35,000
Valuation allowance	(9,000)	(9,000)	(35,000)
Total	$-	$-	$-

The income tax benefit differs from the amount computed by applying the federal statutory income tax rate to the loss before income taxes due to the following:

	For The Nine Months Ended December 31, 2013	For The Nine Months Ended December 31, 2012	Cumulative From January 18, 2011 (Inception) to December 31, 2013
Statutory federal income tax rate	(34)%	(34)%	(34)%
Valuation allowance	34%	34%	34%
Effective income tax rate	0%	0%	0%

Note 4 -          Income Taxes

As of March 31, 2013, the Company has net operating loss carryforwards of approximately $76,000 to reduce future federal and state taxable income through 2033.

The Company currently has no federal or state tax examinations in progress nor has it had any federal or state examinations since its inception. All of the Company’s tax years are subject to federal and state tax examination.

The benefit from income taxes consists of the following:

	For The Year Ended March 31, 2013	For The Year Ended March 31, 2012	Cumulative From January 18, 2011 (Inception) to March 31, 2013
Current Expense:
Federal and State	$-	$-	$-
Deferred tax benefit:
Federal and State	13,000	10,000	26,000
Valuation allowance	(13,000)	(10,000)	(26,000)
Total	$-	$-	$-

The income tax benefit differs from the amount computed by applying the federal statutory income tax rate to the loss before income taxes due to the following:

	For The Year Ended March 31, 2013	For The Year Ended March 31, 2012	Cumulative From January 18, 2011 (Inception) to March 31, 2013
Statutory federal income tax rate	(34)%	(34)%	(34)%
Valuation allowance	34%	34%	34%
Effective income tax rate	0%	0%	0%